RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Operations and Cash Flow (Details) - USD ($)	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
CONDENSED STATEMENT OF OPERATIONS
Change in fair value of warrant liability	$ (50,845,000)	$ (1,590,000)
Transaction costs attributable to Warrants		(701,379)
Net loss	$ (51,352,965)	$ (2,493,666)
Weighted average shares outstanding, Common stock subject to possible redemption		19,978,262
Basic and diluted net income per share, Common stock subject to possible redemption		$ 0.00
Basic and diluted weighted average shares outstanding, Common stock	8,948,018	6,582,520
Basic and diluted net loss per share, Common stock	$ (5.74)	$ (0.37)
CONDENSED STATEMENT OF CASH FLOWS
Net loss	$ (51,352,965)	$ (2,493,666)
Change in fair value of warrants	$ 50,845,000	1,590,000
Transaction costs attributable to Warrants		701,379
Initial classification of common stock subject to possible redemption		199,782,620
Change in value of common stock subject to possible redemption		(1,791,190)
Previously Reported [Member]
CONDENSED STATEMENT OF OPERATIONS
Net loss		$ (202,287)
Weighted average shares outstanding, Common stock subject to possible redemption		21,797,262
Basic and diluted weighted average shares outstanding, Common stock		6,081,367
Basic and diluted net loss per share, Common stock		$ (0.03)
CONDENSED STATEMENT OF CASH FLOWS
Net loss		$ (202,287)
Initial classification of common stock subject to possible redemption		217,972,620
Change in value of common stock subject to possible redemption		(201,183)
Revision of Prior Period, Adjustment [Member]
CONDENSED STATEMENT OF OPERATIONS
Change in fair value of warrant liability		(1,590,000)
Transaction costs attributable to Warrants		(701,379)
Net loss		$ (2,291,379)
Weighted average shares outstanding, Common stock subject to possible redemption		(1,819,000)
Basic and diluted weighted average shares outstanding, Common stock		501,153
Basic and diluted net loss per share, Common stock		$ (0.34)
CONDENSED STATEMENT OF CASH FLOWS
Net loss		$ (2,291,379)
Change in fair value of warrants		1,590,000
Transaction costs attributable to Warrants		701,379
Initial classification of common stock subject to possible redemption		(18,190,000)
Change in value of common stock subject to possible redemption		$ (1,590,007)